Expense Example, No Redemption - Class A I R6 and T Shares - Voya International High Dividend Low Volatility Fund	Class A 1 Yr	Class A 3 Yrs	Class A 5 Yrs	Class A 10 Yrs	Class I 1 Yr	Class I 3 Yrs	Class I 5 Yrs	Class I 10 Yrs	Class R6 1 Yr	Class R6 3 Yrs	Class R6 5 Yrs	Class R6 10 Yrs	Class T 1 Yr	Class T 3 Yrs	Class T 5 Yrs	Class T 10 Yrs
USD ($)	663	1,063	1,488	2,667	67	462	881	2,052	64	691	1,343	3,096	341	755	1,195	2,415